UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.9%
Consumer Discretionary - 22.3%
Auto Components - 3.6%
Autoliv, Inc. (SDR)	470	$34,758
ElringKlinger AG	1,300	41,002
Faurecia (a)	1,360	49,592
GKN PLC	13,590	43,687
Kayaba Industry Co., Ltd.	8,000	64,377
Nokian Renkaat Oyj	620	26,361
Sumitomo Rubber Industries Ltd.	3,700	37,666

		297,443

Automobiles - 0.7%
Daihatsu Motor Co., Ltd.	4,000	58,308

Distributors - 1.2%
Imperial Holdings Ltd.	3,870	65,232
Inchcape PLC (a)	6,890	38,233

		103,465

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	1,690	41,384

Hotels, Restaurants & Leisure - 2.6%
7 Days Group Holdings Ltd. (ADR) (a)	2,090	42,385
Ajisen China Holdings Ltd.	28,000	54,020
China Lodging Group Ltd. (Sponsored ADR) (a)	1,780	31,150
Club Mediterranee (a)	1,260	27,144
Domino’s Pizza UK & IRL PLC	4,500	30,916
Shangri-La Asia Ltd.	12,666	32,356

		217,971

Household Durables - 3.5%
Alpine Electronics, Inc.	4,600	51,669
Gafisa SA	4,800	30,341
PDG Realty SA Empreendimentos e Participacoes	6,480	36,356
Rinnai Corp.	1,000	66,230
SEB SA	600	59,129
Tecnisa SA	6,790	49,366

		293,091

Internet & Catalog Retail - 1.0%
ASOS PLC (a)	1,100	30,152
Yoox SpA (a)	3,660	50,805

		80,957

Leisure Equipment & Products - 0.5%
Sankyo Co., Ltd.	900	46,095

Media - 2.8%
CTS Eventim AG	400	25,807
Eutelsat Communications SA	1,570	62,640
Focus Media Holding Ltd. (ADR) (a)	1,570	48,152
Informa PLC	7,420	49,540
Naspers Ltd.	830	44,647

		230,786

Company	Shares	U.S. $ Value
Multiline Retail - 1.4%
Dollarama, Inc. (a)	1,360	41,691
Myer Holdings Ltd.	10,550	35,011
Springland International Holdings Ltd. (a)	50,000	37,732

		114,434

Specialty Retail - 2.1%
Dufry Group (a)	460	52,993
Dunelm Group PLC	3,870	23,833
Halfords Group PLC	4,180	23,317
Man Wah Holdings Ltd.	27,200	35,193
Praktiker Bau- und Heimwerkermaerkte Holding AG	3,300	38,688

		174,024

Textiles, Apparel & Luxury Goods - 2.4%
Burberry Group PLC	3,210	60,461
Hugo Boss AG	980	75,373
Tod’s SpA	510	59,937

		195,771

		1,853,729

Industrials - 19.5%
Aerospace & Defense - 0.5%
Meggitt PLC	7,530	41,466

Airlines - 0.4%
Skymark Airlines, Inc.	2,500	29,831

Building Products - 0.7%
Assa Abloy AB	2,040	58,623

Commercial Services & Supplies - 1.0%
Brambles Ltd.	3,660	26,790
Regus PLC	15,373	28,349
Transfield Services Ltd.	7,940	27,510

		82,649

Construction & Engineering - 2.2%
Hyundai Engineering & Construction Co., Ltd.	620	44,710
Monadelphous Group Ltd.	2,400	53,098
Obrascon Huarte Lain SA	1,160	41,864
Samsung Engineering Co., Ltd.	230	43,797

		183,469

Electrical Equipment - 0.4%
Zumtobel AG	1,000	34,209

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	2,170	47,691

Machinery - 7.2%
Aalberts Industries NV	2,820	66,828
Alfa Laval AB	2,250	48,873
Andritz AG	290	27,052
Doosan Infracore Co., Ltd. (a)	830	23,079
Hydraulic Machine-Gdr 144a (GDR) (a) (b)	4,800	38,136
International Mining Machinery Holdings Ltd. (a)	50,500	44,319

Company	Shares	U.S. $ Value
Kawasaki Heavy Industries Ltd.	11,000	48,451
MAN SE	250	31,106
Marcopolo SA (Preference Shares)	5,960	24,969
Morgan Crucible Co. PLC	8,980	42,686
Nachi-Fujikoshi Corp.	6,000	34,026
NGK Insulators Ltd.	3,000	53,608
Semperit AG Holding	730	42,463
SMC Corp.	200	32,919
Wartsila Oyj	1,140	44,435

		602,950

Marine - 0.4%
China Shipping Container Lines Co., Ltd. - Class H (a)	87,000	34,621

Professional Services - 1.9%
Experian PLC	5,540	68,590
Randstad Holding NV (a)	730	40,636
Seek Ltd.	6,580	45,977

		155,203

Road & Rail - 1.1%
Globaltrans Investment PLC (Sponsored GDR) (b)	2,130	39,171
TransContainer OAO (GDR) (a) (b)	5,130	53,865

		93,036

Trading Companies & Distributors - 2.5%
Barloworld Ltd.	5,230	57,750
Cramo Oyj	1,910	49,398
ITOCHU Corp.	5,400	56,510
Wolseley PLC (a)	1,290	43,427

		207,085

Transportation Infrastructure - 0.6%
EcoRodovias Infraestrutura e Logistica SA	6,170	50,111

		1,620,944

Information Technology - 10.8%
Communications Equipment - 0.9%
O-Net Communications Group Ltd. (a)	67,000	44,302
Wistron NeWeb Corp.	8,000	26,603

		70,905

Electronic Equipment, Instruments & Components - 4.1%
Barco NV (a)	430	33,110
Chroma ATE, Inc.	19,000	61,359
Citizen Holdings Co., Ltd.	7,400	42,618
Hollysys Automation Technologies Ltd. (a)	2,500	33,250
Premier Farnell PLC	11,500	50,050
Samsung Electro-Mechanics Co., Ltd.	220	23,529
HannStar Touch Solution, Inc. (a)	21,000	19,281
Unimicron Technology Corp.	18,000	30,602
Yaskawa Electric Corp.	4,000	47,413

		341,212

Company	Shares	U.S. $ Value
Internet Software & Services - 0.9%
Blinkx PLC (a)	24,870	39,896
Mail.ru Group Ltd. (GDR) (a) (b)	1,150	34,443

		74,339

Semiconductors & Semiconductor Equipment - 2.9%
Aixtron AG	870	38,143
ARM Holdings PLC	9,510	88,246
ASML Holding NV (a)	1,590	70,705
Elpida Memory, Inc. (a)	3,700	47,582

		244,676

Software - 2.0%
Aveva Group PLC	1,830	47,364
Fidessa Group PLC	1,470	41,300
GameLoft SA (a)	5,680	37,074
Square Enix Holdings Co., Ltd.	2,200	38,215

		163,953

		895,085

Materials - 10.7%
Chemicals - 2.4%
Agrium, Inc. (Toronto)	790	72,954
Makhteshim-Agan Industries Ltd. (a)	8,000	42,252
Rhodia SA	850	24,894
Sika AG	24	57,675

		197,775

Construction Materials - 2.0%
China Resources Cement Holdings Ltd. (a)	50,000	49,677
LSR Group (GDR) (b)	5,330	51,062
West China Cement Ltd.	148,000	66,098

		166,837

Metals & Mining - 5.6%
African Rainbow Minerals Ltd.	1,050	34,582
Alamos Gold, Inc.	1,150	18,196
Centerra Gold, Inc.	2,710	48,637
Eastern Platinum Ltd. (a)	40,240	53,958
Equinox Minerals Ltd. (Toronto) (a)	6,800	40,260
Ferrexpo PLC	4,280	29,607
First Quantum Minerals Ltd.	420	54,334
Harry Winston Diamond Corp. (a)	3,040	48,979
Lynas Corp. Ltd. (a)	10,550	24,575
Medoro Resources Ltd. (a)	6,700	12,854
Mongolian Mining Corp. (a)	23,000	29,358
Northam Platinum Ltd.	6,270	40,780
Sterlite Industries India Ltd. (ADR)	1,880	29,027

		465,147

Paper & Forest Products - 0.7%
Sino-Forest Corp. (a)	2,400	62,630

		892,389

Company	Shares	U.S. $ Value
Financials - 8.5%
Capital Markets - 2.2%
Ashmore Group PLC	5,960	31,654
Hargreaves Lansdown PLC	5,900	57,620
Julius Baer Group Ltd.	1,050	45,458
Partners Group Holding AG	250	47,785

		182,517

Commercial Banks - 5.2%
Banco de Chile (ADR)	420	35,360
Bangkok Bank PCL	3,400	19,484
Bangkok Bank PCL (NVDR)	6,100	34,682
Bank Rakyat Indonesia Persero Tbk PT	105,000	69,245
Chongqing Rural Commercial Bank (a)	83,000	56,980
Commercial International Bank Egypt SAE (Sponsored GDR) (b)	6,890	37,826
Credicorp Ltd.	300	31,479
Grupo Financiero Banorte SAB de CV - Class O	10,450	49,199
Sumitomo Mitsui Trust Holdings, Inc.	16,000	56,682
Turkiye Halk Bankasi AS	5,010	38,611

		429,548

Consumer Finance - 0.3%
Compartamos SAB de CV (a)	14,540	26,196

Insurance - 0.8%
Intact Financial Corp.	520	26,952
T&D Holdings, Inc.	1,650	40,653

		67,605

		705,866

Energy - 8.0%
Energy Equipment & Services - 3.7%
Petrofac Ltd.	2,250	53,766
Petroleum Geo-Services ASA (a)	3,920	62,680
Precision Drilling Corp. (a)	4,100	55,569
Technip SA	840	89,559
Tecnicas Reunidas SA	730	43,878

		305,452

Oil, Gas & Consumable Fuels - 4.3%
Afren PLC (a)	15,470	40,439
Gulf Keystone Petroleum Ltd. (a)	20,380	49,714
MEG Energy Corp. (a)	1,270	64,266
Petrominerales Ltd.	1,470	55,707
QGEP Participacoes SA (a)	3,560	50,588
Tullow Oil PLC	2,060	47,802
Ultrapar Participacoes SA (ADR)	3,120	52,884

		361,400

		666,852

Health Care - 5.7%
Biotechnology - 0.4%
Nanoco Group PLC (a)	23,310	29,915

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 2.6%
Ansell Ltd.	3,140	43,921
Cie Generale d’Optique Essilor International SA	780	57,872
Elekta AB	1,260	50,385
ResMed, Inc. (a)	6,690	20,115
Stratec Biomedical Systems AG	1,150	45,960

		218,253

Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	1,570	31,337

Pharmaceuticals - 2.3%
Aspen Pharmacare Holdings Ltd. (a)	4,080	47,599
Genomma Lab Internacional SAB de CV (a)	12,700	28,722
Mitsubishi Tanabe Pharma Corp.	3,000	48,646
Pharmstandard (GDR) (a) (b)	1,500	41,925
Simcere Pharmaceutical Group (ADR) (a)	2,190	28,295

		195,187

		474,692

Consumer Staples - 5.0%
Beverages - 0.5%
Britvic PLC	7,000	44,346

Food & Staples Retailing - 1.9%
Aeon Co., Ltd.	3,300	38,239
Bizim Toptan Satis Magazalari AS (a)	2,638	53,817
Grupo Comercial Chedraui SA de CV (a)	11,290	36,449
Magnit OJSC (GDR) (b)	990	30,007

		158,512

Food Products - 1.3%
Besunyen Holdings Co. (a)	106,000	35,374
Cosan Ltd.	2,260	29,154
Mhp SA (GDR) (a) (b)	2,780	45,870

		110,398

Household Products - 0.5%
LG Household & Health Care Ltd.	100	37,513

Personal Products - 0.4%
Amorepacific Corp.	35	33,342

Tobacco - 0.4%
KT&G Corp.	620	32,254

		416,365

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.6%
Iliad SA	420	50,321

Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA	650	62,510

		112,831

Company	Shares	U.S. $ Value
Utilities - 1.0%
Electric Utilities - 0.3%
Emera, Inc.	830	27,130

Gas Utilities - 0.4%
ENN Energy Holdings Ltd.	10,000	31,004

Independent Power Producers & Energy Traders - 0.3%
Tractebel Energia SA	1,670	28,231

		86,365

Total Common Stocks (cost $7,266,517)		7,725,118

WARRANTS - 4.3%
Financials - 1.4%
Commercial Banks - 1.2%
Bank of Baroda, JPMorgan Chase Bank NA, expiring 9/29/14 (a) (b)	2,520	54,481
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 7/07/15 (a) (b)	1,740	47,656

		102,137

Real Estate Management & Development - 0.2%
Prestige Estates Projects Ltd., Merrill Lynch Intl & Co., expiring 10/27/15 (a)	6,480	18,181

		120,318

Health Care - 1.0%
Pharmaceuticals - 1.0%
Glenmark Pharmaceuticals Ltd., Merrill Lynch Intl & Co., expiring 3/17/14 (a) (b)	7,530	47,935
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a) (b)	3,350	31,233

		79,168

Materials - 0.8%
Metals & Mining - 0.8%
JSW Steel Ltd., Merrill Lynch Intl & Co., expiring 6/21/12 (a) (b)	1,740	35,788
Steel Authority of India Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a) (b)	7,420	28,273

		64,061

Industrials - 0.5%
Construction & Engineering - 0.5%
IRB Infrastructure Developers Ltd., Deutsche Bank, expiring 2/12/18 (a) (b)	8,480	40,287

Utilities - 0.4%
Electric Utilities - 0.4%
Tata Power Co., Ltd., Merrill Lynch Intl & Co., expiring 9/17/15 (a)	1,110	33,147

Company	Shares	U.S. $ Value
Consumer Staples - 0.2%
Food Products - 0.2%
Almarai Co., Credit Suisse International, expiring 6/15/11 (a)	70,000	17,826

Total Warrants (cost $394,374)		354,807

INVESTMENT COMPANIES - 0.8%
Funds and Investment Trusts - 0.5%
iShares MSCI EAFE Index Fund	700	42,063

Financials - 0.3%
iShares MSCI Emerging Markets Index Fund	500	24,345

Total Investment Companies (cost $64,371)		66,408

RIGHTS - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Cramo Oyj (a) (cost $0)	1,910	6,302

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (c) (cost $56,607)	56,607	56,607

Total Investments - 98.8% (cost $7,781,869) (d)		8,209,242
Other assets less liabilities - 1.2%		100,276

Net Assets - 100.0%		$8,309,518

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $657,958 or 7.9% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $663,126 and gross unrealized depreciation of investments was $(235,753), resulting in net unrealized appreciation of $427,373.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
SDR	-	Swedish Depositary Receipt

COUNTRY BREAKDOWN *

14.3%	United Kingdom
11.4%	Japan
7.2%	China
6.9%	Canada
5.6%	France
4.8%	Brazil
4.5%	India
4.1%	South Africa
3.5%	Russia
3.1%	Australia
2.9%	South Korea
2.7%	Germany
2.6%	Netherlands
25.7%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2011. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following countries: Austria, Belgium, Chile, Colombia, Egypt, Finland, Hong Kong, Indonesia, Israel, Italy, Luxembourg, Mexico, Mongolia, Norway, Peru, Saudi Arabia, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, Ukraine and United States.

AllianceBernstein International Discovery Equity Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$524,572	$1,329,157	$—	$1,853,729
Industrials	306,465	1,314,479	—	1,620,944
Information Technology	157,639	737,446	—	895,085
Materials	533,671	358,718	—	892,389
Financials	263,992	441,874	—	705,866
Energy	279,014	387,838	—	666,852
Health Care	225,202	249,490	—	474,692
Consumer Staples	220,282	150,213	45,870	416,365
Telecommunication Services	62,510	50,321	—	112,831
Utilities	55,361	31,004	—	86,365
Warrants	—	—	354,807	354,807
Investment Companies	—	66,408	—	66,408
Rights	—	—	6,302	6,302
Short-Term Investments	56,607	—	—	56,607

Total Investments in Securities	2,685,315	5,116,948+	406,979	8,209,242
Other Financial Instruments*

Total	$2,685,315	$5,116,948	$406,979	$8,209,242

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Consumer Staples	Warrants	Rights
Balance as of 10/25/10	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	(3,293)	—
Change in unrealized appreciation/depreciation	(1,566)	(39,567)	6,302
Purchases	47,436	442,888	—
Sales	—	(45,221)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$45,870	$354,807	$6,302

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$(1,566)	$(39,567)	$6,302

	Total
Balance as of 10/25/10	$—
Accrued discounts/(premiums)	—
Realized gain (loss)	(3,293)
Change in unrealized appreciation/depreciation	(34,831)
Purchases	490,324
Sales	(45,221)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/11	$406,979

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$(34,831)

AllianceBernstein - U.S. Strategic Research Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Information Technology - 20.9%
Communications Equipment - 4.8%
Juniper Networks, Inc. (a)	21,520	$905,562
QUALCOMM, Inc.	15,145	830,400

		1,735,962

Computers & Peripherals - 4.5%
Apple, Inc. (a)	3,340	1,163,823
NetApp, Inc. (a)	9,730	468,791

		1,632,614

Internet Software & Services - 2.1%
Equinix, Inc. (a)	8,085	736,544

Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp. (a)	27,720	511,711

Software - 8.1%
Intuit, Inc. (a)	14,695	780,305
Oracle Corp.	10,865	362,565
Red Hat, Inc. (a)	21,370	969,984
Salesforce.com, Inc. (a)	6,040	806,823

		2,919,677

		7,536,508

Energy - 18.7%
Energy Equipment & Services - 6.2%
Nabors Industries Ltd. (a)	24,990	759,196
National Oilwell Varco, Inc.	9,075	719,375
Schlumberger Ltd.	7,850	732,091

		2,210,662

Oil, Gas & Consumable Fuels - 12.5%
Cameco Corp.	22,305	670,042
Denbury Resources, Inc. (a)	38,400	936,960
EOG Resources, Inc.	4,865	576,551
Kinder Morgan, Inc./Delaware (a)	11,260	333,747
Noble Energy, Inc.	6,760	653,354
Occidental Petroleum Corp.	5,065	529,242
Southwestern Energy Co. (a)	18,665	802,035

		4,501,931

		6,712,593

Consumer Discretionary - 12.6%
Auto Components - 2.1%
Johnson Controls, Inc.	18,205	756,782

Hotels, Restaurants & Leisure - 2.5%
Ctrip.com International Ltd. (ADR) (a)	12,695	526,716
Starwood Hotels & Resorts Worldwide, Inc.	6,200	360,344

		887,060

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 4.8%
Amazon.com, Inc. (a)	5,700	1,026,741
NetFlix, Inc. (a)	2,903	688,969

		1,715,710

Media - 2.2%
Interpublic Group of Cos., Inc. (The)	26,865	337,693
Walt Disney Co. (The)	11,015	474,636

		812,329

Specialty Retail - 1.0%
Lowe’s Cos., Inc.	13,810	364,998

		4,536,879

Financials - 12.4%
Capital Markets - 5.0%
Bank of New York Mellon Corp. (The)	23,555	703,588
Goldman Sachs Group, Inc. (The)	3,775	598,224
State Street Corp.	11,130	500,182

		1,801,994

Diversified Financial Services - 4.4%
CME Group, Inc. - Class A	2,895	872,987
IntercontinentalExchange, Inc. (a)	5,700	704,178

		1,577,165

Insurance - 1.0%
AON Corp.	7,125	377,340

Real Estate Investment Trusts (REITs) - 2.0%
Weyerhaeuser Co.	29,411	723,511

		4,480,010

Industrials - 11.8%
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	6,710	498,687

Construction & Engineering - 2.6%
Shaw Group, Inc. (The) (a)	26,565	940,667

Electrical Equipment - 2.2%
Babcock & Wilcox Co. (The) (a)	23,825	795,279

Machinery - 3.8%
Cummins, Inc.	6,220	681,836
Deere & Co.	7,050	683,075

		1,364,911

Professional Services - 1.8%
Manpower, Inc.	10,130	636,974

		4,236,518

Materials - 10.5%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	4,155	374,698
Monsanto Co.	9,515	687,554

		1,062,252

Company	Shares	U.S. $ Value
Metals & Mining - 7.5%
Allegheny Technologies, Inc.	11,455	775,733
Barrick Gold Corp.	21,210	1,101,011
Freeport-McMoRan Copper & Gold, Inc.	14,940	829,917

		2,706,661

		3,768,913

Health Care - 6.8%
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	12,765	541,747

Health Care Providers & Services - 2.9%
Laboratory Corp. of America Holdings (a)	7,315	673,931
Medco Health Solutions, Inc. (a)	6,370	357,739

		1,031,670

Life Sciences Tools & Services - 2.4%
Illumina, Inc. (a)	12,580	881,480

		2,454,897

Utilities - 1.4%
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. (a)	32,570	516,886

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Sprint Nextel Corp. (a)	94,560	438,758

Consumer Staples - 1.0%
Personal Products - 1.0%
Estee Lauder Cos., Inc. (The) - Class A	3,555	342,560

Total Common Stocks (cost $33,930,065)		35,024,522

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (b) (cost $861,404)	861,404	861,404

Total Investments - 99.7% (cost $34,791,469) (c)		35,885,926
Other assets less liabilities - 0.3%		111,205

Net Assets - 100.0%		$35,997,131

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,555,971 and gross unrealized depreciation of investments was $(461,514), resulting in net unrealized appreciation of $1,094,457.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein - U.S. Strategic Research Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$35,024,522	$—	$—	$35,024,522
Short-Term Investments	861,404	—	—	861,404

Total Investments in Securities	35,885,926	—	—	35,885,926
Other Financial Instruments*	—	—	—	—

Total	$35,885,926	$—	$—	$35,885,926

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 26, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 26, 2011